Income Taxes - Schedule of Continuing Operations Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes - Schedule of Continuing Operations Before Income Taxes (Details) [Line Items]
(Loss) income from continuing operations, before income taxes	$ (21,385,169)	$ (10,282,942)	$ (1,887,857)	$ (20,119,546)	$ (12,050,575)	$ 20,178,094	$ 65,685,496
United States [Member]
Income Taxes - Schedule of Continuing Operations Before Income Taxes (Details) [Line Items]
(Loss) income from continuing operations income taxes foreign					38,850,319	15,544,735	53,794,019
Non-US [Member]
Income Taxes - Schedule of Continuing Operations Before Income Taxes (Details) [Line Items]
(Loss) income from continuing operations income taxes foreign					$ (50,900,894)	$ 4,633,359	$ 11,891,477